Not FDIC Insured May Lose Value No Bank Guarantee
101-Q3PH

Schedule of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Schedule of Investments 5

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), May 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 95.1%
Belgium 2.4%
Anheuser-Busch InBev SA/NV ...... Beverages 3,359,292 $ 211,952,930
China 1.2%
Li Ning Co. Ltd. .................. Textiles, Apparel & Luxury Goods 40,676,500 106,815,029
Denmark 1.1%
a,b
Orsted A/S , 144A , Reg S ........... Electric Utilities 1,562,827 95,862,256
France 5.5%
Danone SA ..................... Food Products 3,038,223 195,943,755
a
Forvia SE ...................... Automobile Components 5,721,440 93,931,506
Thales SA ...................... Aerospace & Defense 1,104,179 200,540,642
490,415,903
Germany 4.7%
Continental AG .................. Automobile Components 1,883,049 128,344,382
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 4,319,416 174,765,096
SAP SE ....................... Software 620,319 113,125,673
416,235,151
India 1.9%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 4,927,806 169,076,656
Japan 3.8%
Hitachi Ltd. ..................... Industrial Conglomerates 1,050,469 108,185,374
Honda Motor Co. Ltd. ............. Automobiles 9,669,102 109,490,169
Komatsu Ltd. ................... Machinery 3,956,560 116,287,379
333,962,922
South Korea 2.5%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 4,206,638 223,160,854
Switzerland 0.9%
Adecco Group AG ................ Professional Services 2,010,900 76,328,015
Taiwan 2.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 1,326,478 200,351,237
United Kingdom 16.0%
AstraZeneca plc ................. Pharmaceuticals 1,781,292 276,954,439
BAE Systems plc ................ Aerospace & Defense 12,251,942 218,201,032
Barratt Developments plc .......... Household Durables 8,814,121 57,165,977
Lloyds Banking Group plc .......... Banks 217,432,171 155,246,945
Persimmon plc .................. Household Durables 2,996,282 55,988,274
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 76,041,534 444,235,778
Unilever plc ..................... Personal Care Products 3,866,424 211,554,571
1,419,347,016
United States 52.8%
Albemarle Corp. ................. Chemicals 1,285,851 157,632,474
a
Alphabet, Inc. , A ................. Interactive Media & Services 1,532,457 264,348,833
a
Amazon.com, Inc. ................ Broadline Retail 1,183,363 208,792,568
Aramark ....................... Hotels, Restaurants & Leisure 1,352,990 43,498,628
Bank of America Corp. ............ Banks 6,052,329 242,032,637
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 30,528 115,284,413
BP plc ......................... Oil, Gas & Consumable Fuels 32,604,325 203,995,908
CNH Industrial NV ................ Machinery 15,624,592 164,995,692
Comcast Corp. , A ................ Media 4,842,166 193,831,905
CRH plc ....................... Construction Materials 537,675 43,960,308

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 7 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
GE Vernova, Inc. ................. Electrical Equipment 576,396 $ 101,388,056
HCA Healthcare, Inc. .............. Health Care Providers & Services 315,919 107,333,480
Honeywell International, Inc. ........ Industrial Conglomerates 421,289 85,180,423
Hyatt Hotels Corp. , A .............. Hotels, Restaurants & Leisure 869,201 128,181,071
a
ICON plc ....................... Life Sciences Tools & Services 364,849 118,510,252
Intercontinental Exchange, Inc. ...... Capital Markets 748,903 100,278,112
Medtronic plc ................... Health Care Equipment & Supplies 2,345,991 190,893,288
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 2,269,255 283,656,875
Microsoft Corp. .................. Software 483,322 200,641,462
PNC Financial Services Group, Inc.
(The) ........................ Banks 1,417,640 223,122,360
Shell plc ....................... Oil, Gas & Consumable Fuels 3,603,035 130,076,210
Target Corp. .................... Consumer Staples Distribution & Retail 1,665,765 260,125,862
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 192,842 109,530,399
TJX Cos., Inc. (The) .............. Specialty Retail 2,153,502 222,026,056
Union Pacific Corp. ............... Ground Transportation 933,373 217,307,902
UnitedHealth Group, Inc. ........... Health Care Providers & Services 488,166 241,822,791
Visa, Inc. , A ..................... Financial Services 396,952 108,153,542
Walt Disney Co. (The) ............. Entertainment 2,053,605 213,390,096
4,679,991,603
Total Common Stocks (Cost $ 6,333,849,622 ) ....................................
8,423,499,572
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 6,333,849,622 ) .............................
8,423,499,572
Short Term Investments 6.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.0%
Canada 3.7%
National Bank of Canada , 5.31% ,
6/03/24 ...................... 200,000,000 200,000,000
Royal Bank of Canada , 5.3% , 6/03/24 . 127,600,000 127,600,000
327,600,000
France 2.3%
Credit Agricole Corporate and
Investment Bank SA , 5.3% , 6/03/24 . 200,000,000 200,000,000
Total Time Deposits (Cost $ 527,600,000 ) .......................................
527,600,000
a a a a a
Total Short Term Investments (Cost $ 527,600,000 ) ...............................
527,600,000
a a a
Total Investments (Cost $ 6,861,449,622 ) 101.1% ................................
$8,951,099,572
Other Assets, less Liabilities (1.1) % ...........................................
(95,549,970)
Net Assets 100.0% ...........................................................
$8,855,549,602
a a a

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the value of this security was
$95,862,256, representing 1.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.

Templeton Growth Fund, Inc.

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Directors (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 211,952,930 $ — $ 211,952,930
China ............................... — 106,815,029 — 106,815,029
Denmark ............................. — 95,862,256 — 95,862,256
France ............................... — 490,415,903 — 490,415,903
Germany ............................. — 416,235,151 — 416,235,151
India ................................ — 169,076,656 — 169,076,656
Japan ............................... — 333,962,922 — 333,962,922
South Korea .......................... — 223,160,854 — 223,160,854
Switzerland ........................... — 76,328,015 — 76,328,015
Taiwan ............................... 200,351,237 — — 200,351,237
United Kingdom ........................ — 1,419,347,016 — 1,419,347,016
United States .......................... 4,345,919,485 334,072,118 — 4,679,991,603
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — $ 527,600,000 — $ 527,600,000
Total Investments in Securities ........... $4,546,270,722 $4,404,828,850
b
$— $8,951,099,572
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $3,877,228,850, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
2. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.